Note 2 - Summary of significant accounting policies: Prepayments (Details) - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for Prepayments		$ 74,094	$ 67,312
Provision For Doubtful Accounts Of Prepayments		3,731	(47,115)	$ 7,382
Provision For Doubtful Accounts Of Prepayments		(3,731)	47,115	(7,382)
Prepayments
Provision For Doubtful Accounts Of Prepayments	$ 0	0	(53,497)	0	$ 0
Provision For Doubtful Accounts Of Prepayments	$ 0	0	53,497	0	$ 0
Increase Decrease in Provision for Doubtful Accounts of Prepayments		$ 0	$ 54,267	$ 0